Investments	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Investments

6 – INVESTMENTS

Investments and long-term deposits	Investment Date	Value at Investment Date	2018	2017	Available For Sale
Seregon	October 1, 2009	95,147	-	-	No
CP4H	June 29, 2012	187,367	-	-	No
LW Capital Pool	May 31, 2010	10,290	-	-	No
Hosted Bizz	Dec. 31, 2013	1,005	-	751	No
Equispheres Inc.	August 26,2015	112,752	117,109	113,449	No
Total		405,799	117,109	114,200

On April 30, 2016, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 250,000 common shares at a price of $20,042.

On August 26, 2015, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 500,000 common shares at a price of $91,948.

Equispheres Inc. is an advanced materials company developing new technologies for the production of metallic particles for use in additive manufacturing.

On August 9, 2017, Connecting People for Health Co-operative Ltd. (CP4H) was acquired for an undisclosed amount. Various options to distribute the proceeds from the sale are being considered by the board of CP4H and will be finalized at a later date. ZIM has not recognized this transaction in its financial statements as of March 31, 2018. Once the distribution has been finalized ZIM will recognize its portion of the proceeds as a gain on the sale of assets.

On February 9, 2018, ZIM sold 100,000 shares of HostedBizz to HostedBizz, for cancellation, for gross proceeds of $60,000 Canadian dollars ($45,758 United States dollars).